Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash provided by (used in): Operating activities
Comprehensive income (loss) for the year	CAD 10,540,228	CAD (1,563,361)	CAD (5,341,561)
Items not affecting cash:
Deferred income tax recovery	(6,823,000)
Stock-based compensation expense	1,081,000	CAD 658,000	CAD 492,000
Amortization expense	CAD 704,943	67,162	85,484
Increase in fair value of US$ Warrants		42,800	1,371,500
Non-cash changes to asset retirement obligation	CAD 1,800	(12,449)	3,960
Asset retirement obligations paid	(560)	CAD (2,111)	CAD (1,213)
Deferred charges	87,756
Total non-cash items	(4,948,061)	CAD 753,402	CAD 1,951,731
Total before working capital changes	5,592,167	(809,959)	(3,389,830)
Change in non-cash working capital balances (note 17)	1,392,755	(2,771,227)	2,614,872
Net cash from (used in) operating activities	6,984,922	(3,581,186)	(774,958)
Cash provided by (used in) Financing activities
Proceeds from exercise of stock options	CAD 335,946	288,066	13,234
Proceeds from exercise of US$ Warrants (note 9 (i))		CAD 2,735,995	CAD 1,064,222
Repayment of capital lease obligation	CAD (8,122)
Net cash generated by financing activities	327,824	CAD 3,024,061	CAD 1,077,456
Cash provided by (used in) Investing activities
Purchase of property and equipment	(3,380,717)	(41,808)	(20,463)
Decrease (increase) in short-term investments	3,117,952	(2,723,980)	(2,394,450)
Decrease (increase) in restricted cash	(75,000)	CAD 53,921	CAD 379,448
Change in non-cash working capital balances (note 17)	60,187
Net cash used in investing activities	(277,578)	CAD (2,711,867)	CAD (2,035,465)
Net increase (decrease) in cash and cash equivalents	7,035,168	(3,268,992)	(1,732,967)
Cash and cash equivalents, beginning of the year	50,635	3,319,627	5,052,594
Cash and cash equivalents, end of the year	7,085,803	50,635	3,319,627
Supplemental information:
Cash interest (received)	(15,134)	CAD (56,401)	(14,518)
Cash taxes paid	CAD 717,782		CAD 399,546